INITIAL PUBLIC OFFERING	12 Months Ended
Sep. 30, 2024
Mars Acquisition Corporation
INITIAL PUBLIC OFFERING
INITIAL PUBLIC OFFERING

NOTE 3 — INITIAL PUBLIC OFFERING

On February 16, 2023, the Company consummated its Initial Public Offering of 6,900,000 Units, including 900,000 Units that were issued pursuant to the underwriters’ full exercise of their over-allotment option. The Units were sold at a price of $10.00 per Unit, generating gross proceeds to the Company of $69,000,000.

Each Unit consists of one ordinary share and one right to receive two-tenths (2/10) of one ordinary share upon consummation of the Company’s initial Business Combination (“Right”). The holder must hold Rights in multiples of 5 in order to receive shares for all of their Rights upon closing of a Business Combination (see Note 7).

All of the 6,900,000 public shares sold as part of the public Units in the Initial Public Offering contain a redemption feature which allows for the redemption of such public shares if there is a stockholder vote or tender offer in connection with the Business Combination and in connection with certain amendments to the Company’s amended and restated certificate of incorporation, or in connection with the Company’s liquidation. In accordance with the SEC and its staff’s guidance on redeemable equity instruments, which has been codified in ASC 480-10-S99, redemption provisions not solely within the control of the Company require ordinary shares subject to redemption to be classified outside of permanent equity.

As of September 30, 2024 and September 30, 2023, the ordinary shares subject to possible redemption reflected on the balance sheet are reconciled in the following table.

	As of September 30,
	2024	2023
Gross proceeds	$69,000,000	$69,000,000
Proceeds allocated to public rights	(876,833)	(876,833)
Offering costs allocated to ordinary shares subject to possible redemption	(3,965,620)	(3,965,620)
Redemption of shares	(51,616,246)	—
Remeasurement of ordinary shares subject to possible redemption	10,601,482	8,430,273
Ordinary shares subject to possible redemption	$23,142,783	$72,587,820

On December 12, 2024, the Company held an Extraordinary General Meeting in connection with the Business Combination, at which certain shareholders of the Company exercised their right to redeem 1,434,626 Ordinary Shares for cash at a price of $11.15 per share, resulting in an aggregate cash payment of approximately $16 million. For more information, please see Note 9 – Subsequent Events.